Marketable securities and other securities investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net Investment Income [Line Items]
Proceeds from sales of available-for-sale securities	¥ 113,348	¥ 538,894	¥ 35,178
Gross realized gains on sales of available-for-sale securities	17,912	25,099	1,048
Gross realized losses on sales of available-for-sale securities	161	404	31
Impairment losses recognized on available-for-sale securities	¥ 2,578	¥ 6,197	¥ 2,104
Public and Corporate Bonds | Available-for-sale Securities
Net Investment Income [Line Items]
Maturity period for securities, minimum	1 year	1 year
Maturity period for securities, maximum	10 years	10 years
Public and Corporate Bonds | Japanese bonds | Available-for-sale Securities
Net Investment Income [Line Items]
Percentage of assets	43.00%	50.00%
Public and Corporate Bonds | U.S., European and other bonds | Available-for-sale Securities
Net Investment Income [Line Items]
Percentage of assets	57.00%	50.00%
Common stocks | Japan | Available-for-sale Securities
Net Investment Income [Line Items]
Percentage of assets	88.00%	86.00%